Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,387,500.00
Total Fee Amount	5,439.41
Total Offset Amount	0.00
Net Fee	$ 5,439.41
Offering Table N/A
Offset Table N/A	N/A